DIAMOND HILL FUNDS
Diamond Hill Small Cap Fund
Diamond Hill Small-Mid Cap Fund
Diamond Hill Large Cap Fund
Diamond Hill Select Fund
Diamond Hill Long-Short Fund
Diamond Hill Financial Long-Short Fund
Diamond Hill Strategic Income Fund
Supplement to Prospectus Dated February 28, 2011 (as amended August 19, 2011)

Diamond Hill Large Cap Fund
Effective October 1, 2011, the management fees for the Diamond Hill Large Cap Fund will decrease from 0.60% to 0.55%. This fee reduction represents a contractual fee change. Therefore, the Large Cap Fund Annual Operating Expenses table on Page 9 is deleted in its entirety and replaced with the following table:
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Diamond Hill Large Cap Fund		Class A, Diamond Hill Large Cap Fund	Class C, Diamond Hill Large Cap Fund	Class I, Diamond Hill Large Cap Fund
Operating Expenses		Class A	Class C	Class I
Management fees		0.55%	0.55%	0.55%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses	[1]	0.28%	0.28%	0.26%
Acquired fund fees and expenses	[2]	0.01%	0.01%	0.01%
Total annual operating expenses		1.09%	1.84%	0.82%
[1]	Other expenses have been restated to reflect current fees.
[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

The Large Cap Fund Expense Example table on Page 9 is deleted in its entirety and replaced with the following:
Expense Example
Expense Example Diamond Hill Large Cap Fund (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A, Diamond Hill Large Cap Fund	Class A - Sold or Held	606	829	1,071	1,762
Class C, Diamond Hill Large Cap Fund	Class C - Sold	287	579	995	2,159
Class I, Diamond Hill Large Cap Fund	Class I - Sold or Held	84	262	455	1,014

Expense Example, No Redemption (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Diamond Hill Large Cap Fund Class C, Diamond Hill Large Cap Fund	Class C - Held	187	579	995	2,159